Limited Term Tax-Exempt Bond Fund of America
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

                               Julie F. Williams
                                   Secretary







                                November 5, 2004

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      Limited Term Tax-Exempt Bond Fund of America
                  File Nos.  33-66214 and 811-7888

Dear Sir or Madam:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 11/1/04 of Registrant's Post-Effective Amendment No. 17 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940.

                                Sincerely,


                                /s/ Julie F. Williams
                                Julie F. Williams
                                Secretary

cc:  Linda Stirling